INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of major components of the income tax expense

Years ended December 31,	2020	2019
Current income tax:
Current taxes	$8,802	$6,069
Current taxes referring to previous periods	(2,472)	(1,526)
Withholding taxes and other	261	528
	$6,591	$5,071

Deferred income tax:
Origination and reversal of temporary differences	$176,351	$41,140
Impact of changes in tax rates	2,941	(1,678)
Benefits arising from a previously unrecognized tax loss that reduced:
— Current tax expense	(119,283)	(12)
— Deferred tax expense	—	(285)
Withholding taxes on profits of subsidiaries	6	(388)
Other	2,486	(1,181)
	$62,501	$37,596
Income tax expense	$69,092	$42,667

Schedule of effective income tax rate reported in the combined statements of income reconciled to the Canadian statutory rate

Years ended December 31,	2020	2019
Income before income taxes	$499,019	$424,942

Expected income taxes at the Canadian statutory tax rate of 26.5% (2019 — 26.5%)	$132,240	$112,610
Income distributed and taxable to unitholders	(57,791)	(59,966)
Net foreign rate differentials	(9,954)	(7,526)
Net change in provisions for uncertain tax positions	(784)	72
Net permanent differences	(115)	519
Net effect of change in tax rates	2,941	(1,678)
Withholding taxes and other	2,555	(1,364)
Income tax expense	$69,092	$42,667

Schedule of temporary differences in deferred tax assets and liabilities

As at December 31,	2020	2019
Deferred tax assets:
Investment properties	$490	$83
Eligible capital expenditures	2,111	2,270
Other	2,129	1,704
Deferred tax assets	$4,730	$4,057
Deferred tax liabilities:
Investment properties	$396,326	$323,385
Withholding tax on undistributed subsidiary profits	149	134
Other	(3,634)	(2,547)
Deferred tax liabilities	$392,841	$320,972

Schedule of changes in the net deferred tax liabilities

Years ended December 31,	2020	2019
Balance, beginning of year	$316,915	$298,664
Deferred tax expense recognized in net income	62,501	37,596
Foreign currency translation of deferred tax balances	8,695	(19,345)
Net deferred tax liabilities, end of year	$388,111	$316,915

Schedule of reconciliation of the beginning and ending amounts of unrecognized tax benefits

As at December 31,	2020	2019
Unrecognized tax benefits balance, beginning of year	$11,422	$13,197
Decreases for tax positions of prior years	(2,370)	(3,056)
Increases for tax positions of current year	1,766	2,090
Foreign currency impact	750	(809)
Unrecognized tax benefits balance, end of year	$11,568	$11,422

Schedule of tax years subject to examination

Major Jurisdictions
Canada	2014 through 2020
United States	2017 through 2020
Austria	2015 through 2020
Germany	2014 through 2020
Netherlands	2015 through 2020